SECONDARY MORTGAGE MARKET ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SECONDARY MORTGAGE MARKET ACTIVITIES [Abstract]
Mortgage banking income	$ 193	$ 422	$ 1,445	$ 1,497	$ 830